Accounts receivable	12 Months Ended
Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Financing Receivables [Text Block]
Note 6 – Accounts receivable

Accounts receivable consisted of the following:

	December 31 2018	December 31, 2017

Accounts receivable – non-related parties	$37,177,953	$45,192,166
Accounts receivable – related parties *	-	3,434,845
Subtotal	37,177,953	48,627,011
Allowance for doubtful accounts	(4,682,592)	(3,794,065)
Accounts receivable, net	$32,495,361	$44,832,946

*
As of December 31, 2017, the Company had total accounts receivable balances of
$3,434,845
due from the two affiliates of the original shareholders of Shangchi Automobile (formerly known as Suzhou E-Motors). Shangchi Automobile did not have related party’s sales to these two related parties after being acquired by the Company on July 12, 2017. The Company collected back approximately
$3.3 million (RMB 21.8
million) from one of the two related parties during the year ended December 31, 2018. In addition, the balance of the other related party of approximately 77,000 (RMB506,725) was included in the balance of accounts receivable – non-related parties as of December 31, 2018 as this customer was no longer a related party for the year ended December 31, 2018.

The movement of allowance for doubtful accounts are as follows for the years ended December 31, 2018 and 2017:

	Years ended December 31,
	2018	2017
Balance at beginning of year	$3,794,065	$881,359
Addition to allowance for doubtful accounts	947,770	2,853,147
Translation adjustments	(59,243)	59,559
Balance at end of year	$4,682,592	$3,794,065